THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
COMMON STOCKS (92.4%)

AUSTRIA (0.3%)
 Boehler Uddeholm (Iron/Steel)
  (A)...........................
                                       5,000  $   382,001
 Oesterreichisch El Wirtsch,
  Class A (Utilities)...........
                                       9,300      559,190
 VA Technologie AG (Industrial
  Machinery)....................
                                       7,700      977,923
                                              -----------
                                                1,919,114
                                              -----------
BELGIUM (3.5%)
 Arbed SA (Steel) (A)...........
                                       7,690      870,122
 Banque Bruxelles Lambert NPV
  (Banking).....................
                                      14,660    2,540,469
 Delhaize Freres et Cie (Le
  Lion) SA NPV (Retail).........
                                      17,000      704,723
 Electrabel NPV (Utilities).....
                                       9,800    2,330,955
 Fortis AG (Insurance)..........
                                      14,464    1,757,010
 Glaverbel (Building
  Materials)....................
                                       6,500      695,719
 Petrofina SA NPV (Energy
  Sources)......................
                                       6,590    2,017,530
 Solvay SA (Chemicals)..........
                                       3,160    1,715,291
 Tractebel Capital NPV (Multi-
  Industry).....................
                                       5,970    2,464,679
                                              -----------
                                               15,096,498
                                              -----------
DENMARK (1.5%)
 Carlsberg, Series B (Food &
  Beverages)....................
                                      22,000    1,228,276
 Den Danske Bank (Banking)......
                                      13,000      896,713
 International Service System,
  Series B (Business & Public
  Services).....................
                                      22,000      495,272
 Novo Nordisk AS, Series B
  (Health & Personal Care)......
                                       8,000    1,095,002
 Sophus Berendsen, Class B
  (Multi-Industry)..............
                                      13,000    1,463,305
 Teledanmark AS, Series B
  (Telecommunications)..........
                                      22,000    1,200,540
                                              -----------
                                                6,379,108
                                              -----------
FRANCE (14.7%)
 Air Liquide (Chemicals)........
                                      12,080    2,000,588
 Alcatel Alsthom (Electrical
  Equipment)....................
                                      26,677    2,299,986
 AXA (Insurance)................
                                      43,148    2,907,666
 BIC (Manufacturing)............
                                       8,000      813,559
 Bouygues (Building &
  Contractors)..................
                                      14,518    1,462,473
          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
FRANCE (CONTINUED)
 Carrefour Supermarkets
  (Merchandising)...............
                                       4,385  $ 2,660,371
 Cetelem (Banking)..............
                                       6,500    1,219,828
 Christian Dior SA (Retail).....
                                      20,225    2,180,682
 Compagnie Financiere de Cic
  Union Europ Certe De Invest
  (Banking).....................
                                      13,070      928,805
 Compagnie Financiere de
  Paribas, Class A (Banking)....
                                       2,108      115,581
 Compagnie Financiere de St.
  Gobain (Glass & Packaging)....
                                       8,910      971,603
 Compagnie Generale des Eaux
  (Utilities)...................
                                      28,695    2,864,812
 Credit Commercial de France
  (Financial Services)..........
                                      37,400    1,908,569
 Credit Local de France
  (Banking).....................
                                      18,600    1,488,912
 Eridania Beghin-Say
  (Insurance)...................
                                       5,690      976,026
 Groupe Danone (Food
  Processing)...................
                                      23,636    3,899,916
 Havas (Business & Public
  Services).....................
                                      16,450    1,305,049
 Imetal (Metals, Materials &
  Paper)........................
                                       4,874      582,252
 Lafarge Coppe SA (Building &
  Materials)....................
                                      17,743    1,143,132
 Lagardere Groupe (Leisure &
  Tourism)......................
                                      75,150    1,381,152
 Legrand (Electrical
  Equipment)....................
                                       6,200      957,157
 Lyonnaise des Eaux SA
  (Utilities)...................
                                       7,900      760,639
 Peugeot SA (Automotive)........
                                       8,830    1,164,832
 Pinault Printemps Redoute SA
  (Building Materials)..........
                                       3,450      688,309
 Promodes (Merchandising).......
                                       9,380    2,204,693
 Renault SA (Automotive)........
                                      32,000      921,380
 Rhone Poulenc SA, Class A
  (Chemicals)...................
                                      60,020    1,285,705
 Roussel Uclaf
  (Pharmaceuticals).............
                                       7,785    1,319,492
 Sanofi (Pharmaceuticals).......
                                      30,800    1,974,294
 SEITA (Beverages & Tobacco)....
                                      28,500    1,033,030
 SGS - Thomson Microelectronics
  N.V. (Electrical &
  Electronics) (A)..............
                                      16,900      647,080
 Sidel (Tobacco)................
                                       4,300    1,339,963
 Societe Generale (Banking).....
                                      20,520    2,535,144
 Societe Nationale Elf Aquitaine
  (Energy Sources)..............
                                      30,123    2,219,395
 Sommer-Allibert (Building
  Materials)....................
                                       1,665      441,665
 Synthelabo (Health & Personal
  Care).........................
                                      24,710    1,548,096

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
FRANCE (CONTINUED)
 Television Francaise
  (Broadcasting & Publishing)...
                                       9,830  $ 1,053,860
 Total, Class B (Energy
  Sources)......................
                                      73,165    4,937,928
 Union Assurance Federal
  (Insurance)...................
                                       8,900    1,063,202
 Usinor Sacilor (Metals,
  Materials & Paper) (A)........
                                     116,200    1,536,441
 Valeo (Automotive).............
                                      13,700      634,503
                                              -----------
                                               63,377,770
                                              -----------
GERMANY (12.1%)
 Allianz AG Holding
  (Insurance)...................
                                       1,791    3,490,858
 Ava Allgemeine Handels-Der
  Verbr (Merchandising).........
                                       2,476      837,128
 Bank Gesellschaft Berlin AG
  (Banking).....................
                                       5,570    1,419,195
 BASF AG (Chemicals)............
                                       2,200      489,997
 Bayer AG (Chemicals)...........
                                      15,744    4,154,133
 Beiersdorf (Health & Personal
  Care).........................
                                       1,700    1,191,007
 Bilfinger & Berger Bau AG
  (Construction & Housing)......
                                       2,760    1,044,740
 Colonia Konzern AG
  (Insurance)...................
                                       1,105      924,364
 Continental AG (Industrial
  Components)...................
                                      50,900      709,655
 Daimler-Benz AG (Automotive)...
                                       3,970    1,998,146
 Deutsche Bank AG (Banking).....
                                      80,135    3,796,986
 Deutsche Pfandbrief Und
  Hypotheken Bank (Banking).....
                                      37,200    1,444,434
 Douglas Holdings AG (Retail)...
                                      29,900    1,054,681
 Dresdner Bank AG (Banking).....
                                      58,300    1,556,563
 Heidelberg Zement (Construction
  Materials)....................
                                         875      548,972
 Hoechst AG (Chemicals).........
                                       6,400    1,735,518
 Karstadt AG (Merchandising)....
                                       1,000      407,808
 Lufthansa AG
  (Transportation)..............
                                       7,500    1,032,590
 Man AG (Machinery &
  Engineering)..................
                                       4,600    1,244,197
 Mannesmann AG (Machinery &
  Engineering)..................
                                       3,280    1,044,250
 Muenchener Rueckversicherungs-
  New (Insurance) (A)...........
                                         167      359,262
 Muenchener Rueckversicherungs
  (Insurance)...................
                                       1,940    4,219,449
 Preussag AG (Metals, Materials
  & Paper)......................
                                       3,100      866,574
          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
GERMANY (CONTINUED)
 Rheinisch Westfalisches
  Elektrizitaetswerk AG
  (Utilities)...................
                                       2,200  $   797,490
 SAP AG (Business Services).....
                                       8,300    1,287,382
 Siemens AG (Electrical &
  Electronics)..................
                                      12,472    6,825,040
 Thyssen AG (Metals, Materials &
  Paper) (A)....................
                                       7,600    1,380,662
 Veba AG (Energy Sources).......
                                      63,650    2,702,185
 Viag AG (Multi-Industry).......
                                         900      360,753
 Volkswagen AG (Automotive).....
                                       9,576    3,201,568
                                              -----------
                                               52,125,587
                                              -----------
IRELAND (0.4%)
 Allied Irish Banks (Banking)...
                                     122,300      663,780
 Bank of Ireland (Banking)......
                                      57,000      415,226
 Smurfit (Jefferson) Group
  (Metals, Material & Paper)....
                                     125,000      298,191
 Irish Life (Insurance).........
                                     105,000      398,415
                                              -----------
                                                1,775,612
                                              -----------
ITALY (1.4%)
 Arnoldo Mondadori Editore SPA
  (Media & Leisure).............
                                      39,000      337,908
 Assicurazioni Generali SPA
  (Insurance)...................
                                      55,000    1,331,602
 Banca Popolare di Bergamo
  (Banking).....................
                                      29,000      400,819
 Edison SPA (Energy Sources)....
                                     136,000      585,747
 Fiat SPA (Automotive)..........
                                     235,000      763,542
 Istituto Mobiliare Italiano
  (Banking).....................
                                      86,000      541,519
 Istituto Nazionale Delle
  Assicurazioni (Insurance).....
                                     366,000      485,119
 Telecom Italia Mobile
  (Telecommunications)..........
                                     120,000      211,192
 Telecom Italia SPA
  (Telecommunications)..........
                                     530,000      824,305
 Telecom Italia-RNC
  (Telecommunications)..........
                                     330,000      403,532
                                              -----------
                                                5,885,285
                                              -----------
NETHERLANDS (8.2%)
 ABN Amro Holdings NV
  (Banking).....................
                                      65,601    2,988,367
 Aegon NV (Insurance)...........
                                      19,402      858,442
 Ahold NV (Retail)..............
                                      18,685      762,677

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
NETHERLANDS (CONTINUED)
 Akzo Nobel NV (Chemicals)......
                                       3,400  $   393,245
 Dutch States Mines NV
  (Chemicals)...................
                                      19,000    1,562,909
 Elsevier NV (Broadcasting &
  Publishing)...................
                                      88,920    1,185,822
 Heineken NV (Beverages)........
                                       3,791      672,585
 Internationale Nederlanden
  Groep (Insurance).............
                                      46,300    3,093,014
 Koninklijke KNP NV (Metals,
  Material & Paper).............
                                      33,000      847,261
 Koninklijke PTT Nederland
  (Telecommunications)..........
                                      60,000    2,179,847
 Moeara Enim Petroleum (Energy
  Sources)......................
                                       1,000    1,208,949
 Philips Electronics (Appliances
  & Household Durables).........
                                      51,070    1,845,865
 Royal Dutch Petroleum (Energy
  Sources)......................
                                      92,840   12,971,102
 Unilever NV (Food & Household
  Products).....................
                                      28,599    4,018,866
 Wolters Kluwer (Media &
  Leisure)......................
                                       9,200      870,294
                                              -----------
                                               35,459,245
                                              -----------
NORWAY (2.7%)
 Aker AS, Series B (Building
  Materials)....................
                                      50,000      607,821
 Hafslund Nycomed, Series B
  (Health & Personal Care)......
                                      65,000    1,647,037
 Kvaerner AS, Series B
  (Machinery & Engineering).....
                                      40,000    1,338,785
 Norsk Hydro AS (Energy
  Sources)......................
                                     130,000    5,459,339
 Norske Skogsindustrier, Series
  B (Paper).....................
                                      25,000      690,706
 Orkla AS, A Free
  (Multi-Industry)..............
                                       3,400      169,085
 Orkla AS, B Free
  (Multi-Industry)..............
                                      37,000    1,764,102
                                              -----------
                                               11,676,875
                                              -----------
PORTUGAL (0.0%)
 Banco Espirito Santo e Com de
  Lisboa (Banking)..............
                                       7,260      109,719
 Cimpor Cimentos de Portugal
  (Construction Materials)......
                                       5,820       96,394
                                              -----------
                                                  206,113
                                              -----------
          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------

SPAIN (3.4%)
 Banco Intercontinental Espanol
  (Banking).....................
                                       5,000  $   486,397
 Banco Pastor (Banking).........
                                      14,100      743,941
 Banco Popular Espanol
  (Banking).....................
                                      14,836    2,736,037
 Ebro Agricolas Compania de
  Alimentacion SA (Food
  Processing)...................
                                      50,500      528,730
 Empresa Nacional de Electric
  (Utilities)...................
                                      32,800    1,857,675
 Fomento de Construcciones y
  Contra (Construction &
  Housing)......................
                                       4,520      346,546
 Fuerzas Electric de Cataluna
  SA, Series A (Utilities)......
                                     163,700    1,167,358
 Iberdrola SA (Utilities).......
                                     230,000    2,104,699
 Repsol SA (Energy Sources).....
                                      71,570    2,345,348
 Telefonica de Espana
  (Telecommunications)..........
                                      85,075    1,178,285
 Telefonica de Espana ADR
  (Telecommunications)..........
                                      17,200      720,251
 Vallehermoso SA (Real
  Estate).......................
                                      24,300      451,744
                                              -----------
                                               14,667,011
                                              -----------
SWEDEN (1.2%)
 Astra AB (Healthcare)..........
                                      35,000    1,386,358
 Ericsson (IM) Telephon
  (Technology)..................
                                      39,600      775,336
 Investor AB (Multi-Industry)...
                                      20,000      659,668
 Nordbanken AB (Banking) (A)....
                                       9,000      155,881
 S.K.F. AB (Capital Goods)......
                                      40,000      756,058
 Stadshypotek AB (Banking)......
                                      45,000      901,396
 Svenska Cellulosa AB (Metals,
  Materials & Paper)............
                                      33,000      511,921
                                              -----------
                                                5,146,618
                                              -----------
SWITZERLAND (10.3%)
 Baer Holdings AG (Banking).....
                                         600      668,401
 BBC AG Brown Boveri & Cie
  (Machinery & Engineering).....
                                         830      964,196
 Bil GT Gruppe AG (Banking).....
                                       1,800    1,061,118
 Ciba Geigy AG (Chemicals)......
                                       8,497    7,476,771
 Compagnie Financiere Richemont
  AG, Series A (Insurance)......
                                         960    1,439,792
 CS Holding (Banking)...........
                                      32,275    3,308,642
 Fischer (Georg) AG (Industrial
  Machinery)....................
                                         910    1,183,355

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
SWITZERLAND (CONTINUED)
 Holderbank Financiere Glarus
  (Building Materials)..........
                                       1,227  $   941,391
 Nestle SA (Food & Household
  Products).....................
                                       4,740    5,243,381
 Roche Holdings Genusscheine AG
  (Health & Personal Care)......
                                         877    6,937,690
 Sandoz AG (Health & Personal
  Care).........................
                                       4,690    4,293,576
 Schweiz Ruckversicherungs
  Gesellschaft (Insurance)......
                                         890    1,035,440
 Schweizerischer
  Bankgesellschaft (Banking)....
                                       1,600    1,733,853
 Schweizerischer Bankverein
  (Banking).....................
                                       7,750    3,164,499
 SMH AG Neuenburg (Consumer
  Products).....................
                                       1,125      672,952
 Societe Generale de
  Surveillance Holdings - B
  (Business Services)...........
                                         370      734,547
 Societe Generale de
  Surveillance Holdings - R
  (Business Services)...........
                                       2,800      958,821
 Swissair-Schweiz Luftverkehr
  (Transportation) (A)..........
                                         750      546,164
 Zurich Versicherungs
  (Insurance)...................
                                       7,000    2,093,628
                                              -----------
                                               44,458,217
                                              -----------
UNITED KINGDOM (32.7%)
 Allied Colloids Group PLC
  (Chemicals)...................
                                     738,500    1,525,400
 Amersham International PLC
  (Healthcare)..................
                                      89,700    1,235,656
 Argos (Retail).................
                                     143,000    1,322,511
 Argyll Group PLC (Retail)......
                                     420,000    2,217,736
 BAA (Retail)...................
                                      98,000      741,202
 Barclays Bank (Banking)........
                                     237,000    2,716,353
 Bass PLC (Food & Beverages)....
                                     219,000    2,443,726
 BAT Industries PLC (Beverage &
  Tobacco)......................
                                     544,000    4,790,309
 BICC (Industrial Components)...
                                     302,000    1,289,797
 BOC Group PLC (Chemicals)......
                                      96,800    1,354,508
 BPB Industries PLC
  (Construction Materials)......
                                     248,000    1,151,607
 Britannic Assurance
  (Insurance)...................
                                     129,000    1,538,624
 British Gas PLC (Utilities)....
                                     502,120    1,980,719
 British Petroleum PLC (Energy
  Sources)......................
                                     461,221    3,850,074
          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
UNITED KINGDOM (CONTINUED)
 British Telecommunications PLC
  (Telecommunications)..........
                                     960,000  $ 5,262,929
 British Tire & Rubber PLC
  (Multi-Industry)..............
                                     722,364    3,679,692
 Cable & Wireless PLC
  (Telecommunications)..........
                                     286,000    2,047,616
 Caradon PLC (Building &
  Contractors)..................
                                     516,000    1,566,672
 Carlton Communications PLC
  (Media & Leisure).............
                                      59,000      884,679
 Chubb Security (Business
  Services).....................
                                      76,000      375,928
 Courtaulds Textiles PLC
  (Consumer Products)...........
                                     119,500      659,765
 Dalgety PLC (Food &
  Beverages)....................
                                     209,446    1,318,999
 Forte (Leisure & Tourism)......
                                     379,000    1,945,325
 General Cable (Media &
  Leisure) (A)..................
                                     338,300    1,011,380
 General Electric Co. PLC
  (Electrical & Electronics)....
                                     387,400    2,129,828
 Glaxo Welcome PLC (Health &
  Personal Care)................
                                     635,500    9,030,634
 Glynwed International PLC
  (Metals, Materials & Paper)...
                                     256,700    1,271,739
 Granada Group PLC (Leisure &
  Tourism)......................
                                     137,000    1,372,340
 Grand Metropolitan PLC (Multi-
  Industry).....................
                                     355,301    2,557,571
 Guardian Royal Exchange PLC
  (Insurance)...................
                                     550,000    2,357,509
 Guinness PLC (Beverages &
  Tobacco)......................
                                     323,000    2,375,221
 Hanson Trust PLC (Multi-
  Industry).....................
                                     453,000    1,350,769
 Hillsdown Holdings PLC (Food &
  Household Products)...........
                                     622,000    1,642,180
 HSBC Holdings (Banking)........
                                     221,000    3,451,087
 Inchcape PLC (Commercial
  Services).....................
                                     219,000      846,886
 Kingfisher (Merchandising).....
                                     254,700    2,143,926
 Ladbroke Group (Media &
  Leisure)......................
                                     617,000    1,403,797
 Lloyds Bank PLC (Banking)......
                                     784,160    4,037,103
 Lucas Industries (Industrial
  Machinery)....................
                                     380,000    1,068,178
 Marks & Spencer PLC
  (Merchandising)...............
                                     271,200    1,895,325
 MEPC (Real Estate).............
                                     319,000    1,954,426

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
UNITED KINGDOM (CONTINUED)
 MFI Furniture Group (Household
  Products).....................
                                     603,390  $ 1,499,338
 National Grid GRP
  (Utilities)(A)................
                                      80,275      248,093
 National Power (Utilities).....
                                      63,000      439,797
 National Westminster Bank PLC
  (Banking).....................
                                     250,000    2,517,860
 Peninsular & Orient Steam
  Navigation Company
  (Transportation)..............
                                     113,600      839,783
 Pearson PLC (Multi-Industry)...
                                     155,382    1,504,592
 Racal Electronics
  (Technology)..................
                                     308,000    1,360,863
 Reckitt & Colman (Health &
  Personal Care)................
                                     112,150    1,240,983
 Reuters Holdings (Broadcasting
  & Publishing).................
                                     181,000    1,657,082
 Rexam PLC (Metals, Materials &
  Paper)........................
                                     194,000    1,066,563
 Rolls-Royce PLC (Machinery &
  Engineering)..................
                                     624,000    1,821,898
 Royal Bank of Scotland PLC
  (Banking).....................
                                     311,000    2,830,346
 RTZ Corp (Metals, Materials &
  Paper)........................
                                     166,865    2,425,620
 Sainsbury (J.) PLC (Retail)....
                                     355,541    2,167,260
 Scottish Hydro Electric PLC
  (Utilities)...................
                                     151,000      843,058
 Sears Holdings
  (Merchandising)...............
                                     978,050    1,579,705
 Shell Transport & Trading Co.
  (Energy Sources)..............
                                     348,000    4,601,988
 Smithkline Beecham, Series A
  (Health & Personal Care)......
                                     305,000    3,363,100
 Southwest Water (Utilities)....
                                     229,000    1,845,799
 Standard Chartered Bank
  (Banking).....................
                                     203,000    1,727,660
 Sun Alliance Group PLC
  (Insurance)...................
                                     213,000    1,235,526
 Tarmac PLC (Building
  Materials)....................
                                     842,600    1,347,846
 Thorn-Emi PLC (Appliances &
  Household Durables)...........
                                      64,700    1,523,801
 Tomkins (Multi-Industry).......
                                     386,000    1,687,514
 Unilever PLC (Food & Household
  Products).....................
                                      59,665    1,225,454
 United Biscuits PLC (Food &
  Beverages)....................
                                     277,000    1,099,138
 Vickers PLC (Machinery &
  Engineering)..................
                                     289,000    1,140,022
          DESCRIPTION               SHARES       VALUE
--------------------------------  ----------  -----------
UNITED KINGDOM (CONTINUED)
 Vodafone Group PLC
  (Telecommunications)..........
                                     888,500  $ 3,187,506
 Welsh Water (Business
  Services).....................
                                     111,116    1,336,533
 Willis Corroon Group PLC
  (Insurance)...................
                                     531,300    1,163,431
 Yorkshire Electricity Group
  (Utilities)...................
                                     106,100    1,100,711
 Yorkshire Water (Business &
  Public Services)..............
                                      55,900      513,075
 Zeneca Group (Health & Personal
  Care).........................
                                      57,000    1,102,556
                                              -----------
                                              141,044,227
                                              -----------
TOTAL COMMON STOCKS (COST
  $362,388,337).................
                                              399,217,280
                                              -----------
PREFERRED STOCKS (1.7%)
AUSTRIA (0.2%)
 Creditanstalt Bank (Banking)...
                                      13,800      765,412
 Bau Holdings AG (Construction &
  Housing)......................
                                       6,190      232,774
                                              -----------
                                                  998,186
                                              -----------
GERMANY (1.4%)
 Fresenius AG (Chemicals).......
                                       6,900      654,165
 GEA AG (Industrial
  Machinery)....................
                                       2,600      797,490
 Henkel KGAA (Food &
  Beverages)....................
                                       3,210    1,207,246
 Jungheinrich (Capital Goods)...
                                       6,750      959,916
 Rheinisch Westfalisches
  Elektrizitaetswerk AG
  (Utilities)...................
                                       8,060    2,247,473
                                              -----------
                                                5,866,290
                                              -----------
ITALY (0.1%)
 Fiat SPA (Automotive)..........
                                     225,000      410,862
                                              -----------
TOTAL PREFERRED STOCKS
(COST $7,677,570)...............
                                                7,275,338
                                              -----------
                                  PRINCIPAL
                                  AMOUNT (IN
                                     FRF)
                                  ----------
CONVERTIBLE BONDS (1.1%)
FRANCE (0.1%)
 Sanofi 4.00% due 01/01/00
  (Pharmaceuticals).............
                                     350,000      265,377
                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                  PRINCIPAL
                                  AMOUNT (IN
          DESCRIPTION                DEM)        VALUE
--------------------------------  ----------  -----------
GERMANY (0.0%)*
 Commerzbank AG 8.00% due
  06/01/07 (Banking)............
                                       3,000        2,454
                                              -----------

                                  PRINCIPAL
                                  AMOUNT (IN
                                     CHF)
                                  ----------
SWITZERLAND (1.0%)
 Sandoz Capital BVI Ltd. 1.25%
  due 10/23/02 (Financial
  Services).....................
                                   2,725,000  $ 2,669,484
                                              -----------

                                  PRINCIPAL
                                  AMOUNT (IN
                                      US
                                   DOLLARS)
                                  ----------
 Swiss Re Finance 2.00% due
  7/6/00 (Financial Services)...
                                   1,370,000    1,630,300
                                              -----------
TOTAL CONVERTIBLE BONDS (COST
  $4,150,391)...................
                                                4,567,615
                                              -----------

                                   WARRANTS
                                  ----------
WARRANTS (0.4%)
GERMANY (0.4%)
 Allianz AG, Expiring 2/18/98
  (Insurance) (A)...............
                                      11,700      717,741
 Veba International Finance,
  Expiring 4/6/98 (Utilities)
  (A)...........................
                                       5,400      850,749
 Volkswagen International BV,
  Expiring 10/27/98 (Automotive)
  (A)...........................
                                       2,650      235,535
                                              -----------
                                                1,804,025
UNITED KINGDOM (0.0%)*
 British Tire & Rubber, Expiring
  11/30/97 (Multi-Industry)
  (A)...........................
                                       4,707        4,898
 British Tire & Rubber, Expiring
  11/26/98 (Multi-Industry)
  (A)...........................
                                       1,899          597
                                              -----------
                                                    5,495
                                              -----------
TOTAL WARRANTS
(COST $1,755,826)...............
                                                1,809,520
                                              -----------

                                  PRINCIPAL
                                  AMOUNT (IN
                                      US
          DESCRIPTION              DOLLARS)      VALUE
--------------------------------  ----------  -----------
 SHORT-TERM INVESTMENTS (4.1%)
 EURO-DOLLAR TIME DEPOSIT (4.1%)
 UNITED STATES (4.1%)
 State Street Cayman Islands
  (Banking) 5.25% due 1/2/96
  (cost $17,593,000)............
                                  $17,593,000  17,593,000
                                              -----------
TOTAL INVESTMENTS
(COST $393,565,124) (99.7%) (B).............
                                              430,462,753
OTHER ASSETS NET OF LIABILITIES
  (0.3%)........................
                                                1,430,212
                                              -----------
NET ASSETS (100.0%).............
                                              $431,892,965
                                              -----------
                                              -----------

------------------------------

ADR - ADR after the name of a foreign holdings stands for American Depository
      Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

   (A) Non-Income-Producing Security

   (B) The cost of investments for Federal Income Tax purposes at December 31, 1995, was $393,955,707 the aggregate gross unrealized appreciation and depreciation of investments was $44,884,084, and $8,377,038, respectively, resulting in net unrealized appreciation of $36,507,046.

*Less than 0.1%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (UNAUDITED)
                                                                                  PERCENT OF
                                                                                     TOTAL
                                                                                  INVESTMENTS
                                                                                  -----------
Banking.........................................................................       17.1%
Energy Sources..................................................................        9.9%
Health & Personal Care..........................................................        8.4%
Insurance.......................................................................        7.8%
Chemicals.......................................................................        5.6%
Utilities.......................................................................        5.1%
Multi-Industry..................................................................        4.1%
Telecommunications..............................................................        4.0%
Beverages & Tobacco.............................................................        3.7%
Food & Household Products.......................................................        2.8%
Merchandising...................................................................        2.7%
Retail..........................................................................        2.6%
Metals, Materials & Paper.......................................................        2.5%
Automotive......................................................................        2.2%
Electrical & Electronics........................................................        2.2%
Building Materials..............................................................        1.8%
Machinery & Engineering.........................................................        1.7%
Business Services...............................................................        1.6%
Financial Services..............................................................        1.4%
Building & Contractors..........................................................        1.1%
Leisure & Tourism...............................................................        1.1%
Media & Leisure.................................................................        1.1%
Food Processing.................................................................        1.0%
Broadcasting & Publishing.......................................................        0.9%
Industrial Machinery............................................................        0.9%
Pharmaceuticals.................................................................        0.8%
Appliances & Household Durables.................................................        0.8%
Electrical Equipment............................................................        0.7%
Transportation..................................................................        0.6%
Technology......................................................................        0.5%
Real Estate.....................................................................        0.5%
Industrial Components...........................................................        0.5%
Capital Goods...................................................................        0.4%
Household Products..............................................................        0.3%
Consumer Products...............................................................        0.3%
Tobacco.........................................................................        0.3%
Glass & Packaging...............................................................        0.2%
Steel...........................................................................        0.2%
Commercial Services.............................................................        0.2%
Manufacturing...................................................................        0.2%
Paper...........................................................................        0.1%
Iron/Steel......................................................................        0.1%
                                                                                  -----------
                                                                                     100.00%
                                                                                  -----------
                                                                                  -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at Value (Cost $393,565,124)                                      $430,462,753
Foreign Currency, at Value (Cost $5,192,087)                                     5,224,421
Cash                                                                                   416
Receivable for Investments Sold                                                  1,328,304
Dividends and Interest Receivable                                                  780,791
Deferred Organization Expenses                                                      28,318
                                                                               -----------
    Total Assets                                                               437,825,003
                                                                               -----------

LIABILITIES
Payable for Investments Purchased                                                5,527,640
Advisory Fee Payable                                                               246,285
Custody Fee Payable                                                                113,115
Administration Fee Payable                                                           2,276
Fund Services Fee Payable                                                            1,675
Administrative Services Fee Payable                                                    899
Accrued Trustees' Fees and Expenses                                                    562
Accrued Expenses and Other Liabilities                                              39,586
                                                                               -----------
    Total Liabilities                                                            5,932,038
                                                                               -----------

NET ASSETS
Applicable to Investors' Beneficial Interests                                  $431,892,965
                                                                               -----------
                                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                                $6,145,435
Dividends (Net of $1,851,963 Foreign Withholding Taxes)
                                                                                   473,518
Interest (Net of $2,602 Foreign Withholding Taxes)
                                                                                ----------
                                                                                 6,618,953
Investment Income

EXPENSES
Advisory Fee                                                         $1,675,355
Custodian Fees and Expenses                                            405,797
Financial and Fund Accounting Services Fees                            127,436
Professional Fees                                                       53,760
Fund Services Fee                                                       19,953
Administration Fee                                                      15,623
Trustees' Fees and Expenses                                              7,776
Amortization of Organization Expenses                                    4,682
Printing Expense                                                         2,999
Administrative Services Fee                                                899
Miscellaneous                                                            3,926
                                                                     ---------
                                                                                (2,318,206)
Total Expenses
                                                                                ----------
                                                                                 4,300,747
NET INVESTMENT INCOME
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                                            6,885,047
  Foreign Currency Transactions                                       (125,549)
                                                                     ---------
                                                                                 6,759,498
      Net Realized Gain
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                                        36,897,629
  Foreign Currency Translations                                             83
                                                                     ---------
                                                                                36,897,712
      Net Change in Unrealized Appreciation
                                                                                ----------
                                                                                $47,957,957
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                ----------
                                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
                                                                               $ 4,300,747
Net Investment Income
                                                                                 6,759,498
Net Realized Gain on Investments and Foreign Currency
 Transactions
                                                                                36,897,712
Net Change in Unrealized Appreciation of Investments and
 Foreign Currency Translations
                                                                               -----------
                                                                                47,957,957
Net Increase in Net Assets Resulting from Operations
                                                                               -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
                                                                               432,918,641
Contributions
                                                                               (48,983,833)
Withdrawals
                                                                               -----------
                                                                               383,934,808
Net Increase from Investors' Transactions
                                                                               -----------
                                                                               431,892,765
Total Increase in Net Assets

NET ASSETS
                                                                                       200
Beginning of Period
                                                                               -----------
                                                                               $431,892,965
End of Period
                                                                               -----------
                                                                               -----------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
FOR THE PERIOD MARCH 28, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
                                                                             0.90%(a)
  Expenses
                                                                             1.67%(a)
  Net Investment Income
                                                                               36%(b)
Portfolio Turnover

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Portfolio (the "Portfolio"), one of three Portfolios comprising The Series Portfolio (the "Series Portfolio"), is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of European companies. The Portfolio commenced operations on March 28, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in European markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in European countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements prepared in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At December 31, 1995 the Portfolio did not have any open foreign currency contracts.

    e)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    f)The Portfolio incurred organization expenses in the amount of $33,000. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

2.  TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the period March 28, 1995 (commencement of operations) through December 31, 1995 such fees amounted to $1,675,355.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------

    b)The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provided administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administration Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied each day to the net assets of the Portfolio. For the period March 28, 1995 (commencement of operations) through December 28, 1995 such fees amounted to $15,146.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged would be equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to this agreement (the "Master Portfolios") and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the total net assets of The Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period December 29, 1995 through December 31, 1995 such fees amounted to $477.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan under which Morgan received a fee for overseeing certain aspects of the administration and operation of the Portfolio and which was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, amortization of organization expenses and brokerage costs, at 0.15% of the Portfolio's average daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, 0.05% of the next $200 million of average daily net assets and 0.03% of average daily net assets thereafter. For the period March 28, 1995 (commencement of operations) through August 31, 1995, the fee for these services amounted to $127,436. From September 1, 1995 until December 28,1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge payable by the Portfolio is determined by the proportionate share that the Portfolio's net

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
      assets bear to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provides similar services. For the period December 29, 1995 through December 31, 1995, such fees amounted to $899.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $19,953 for the period March 28, 1995 (commencement of operations) through December 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Series Portfolio as well as the funds and the corresponding Portfolios of two other affiliated series. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,600.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period March 28, 1995 (commencement of operations) through December 31, 1995 were as follows:

   COST OF         PROCEEDS
  PURCHASES       FROM SALES
--------------  --------------
 $218,027,699   $  116,878,840

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The European Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The European Equity Portfolio (one of three portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1995, and the results of its operations, the changes in its net assets and the supplementary data for the period March 28, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1996